SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund

December 31, 2019 (Unaudited)

Shares		Value
Common Stocks — 99.65%
Communication Services — 2.77%
3,100	AH Belo Corp., Class A	$8,742
11,800	AMC Entertainment Holdings, Inc., Class A	85,432
7,200	Cumulus Media, Inc., Class A*	126,504
44,050	DHI Group, Inc.*	132,590
53,000	Entercom Communications Corp., Class A	245,920
23,600	Entravision Communications Corp., Class A	61,832
35,000	Eros International Plc*	118,650
24,243	EW Scripps Co. (The), Class A	380,858
6,100	IDT Corp., Class B*	43,981
25,100	Marcus Corp. (The)	797,427
119,400	Point.360(a),(b),(c)	0
10,800	Reading International, Inc., Class A*	120,852
14,200	Saga Communications, Inc., Class A	431,680
39,150	Salem Media Group, Inc.	56,376
25,800	Spok Holdings, Inc.	315,534
39,700	Townsquare Media, Inc., Class A	395,809

		3,322,187

Consumer Discretionary — 18.58%
4,500	American Public Education, Inc.*	123,255
8,400	America’s Car-Mart, Inc.*	921,144
21,300	Anemostat Door Products(a),(b),(c)	0
21,300	Anemostat, Inc.(a),(b),(c)	0
14,200	At Home Group, Inc.*	78,100
7,900	Bassett Furniture Industries, Inc.	131,772
34,100	BBX Capital Corp.	162,657
32,100	Beazer Homes USA, Inc.*	453,573
3	Biglari Holdings, Inc., Class B*	343
10,700	Boot Barn Holdings, Inc.*	476,471
3,227	Bowl America, Inc., Class A	50,019
30,030	Build-A-Bear Workshop, Inc.*	97,297
6,700	Caleres, Inc.	159,125
33,800	Carriage Services, Inc.	865,280
11,500	Cato Corp. (The), Class A	200,100
15,000	Century Casinos, Inc.*	118,800
26,703	Century Communities, Inc.*	730,327
4,200	Chuy’s Holdings, Inc.*	108,864
6,300	Citi Trends, Inc.	145,656
9,700	Clarus Corp.	131,532
90,400	Container Store Group, Inc. (The)*	381,488
4,200	Cooper-Standard Holdings, Inc.*	139,272
4,300	Core-Mark Holding Co., Inc.	116,917
17,800	Crown Crafts, Inc.	109,470
14,800	CSS Industries, Inc.	65,268
18,730	Culp, Inc.	255,103
16,100	Del Taco Restaurants, Inc.*	127,270
30,200	Delta Apparel, Inc.*	939,220

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2019 (Unaudited)

Shares		Value
27	DropCar, Inc.*	$24
13,200	Duluth Holdings, Inc., Class B*	138,996
10,900	Ethan Allen Interiors, Inc.	207,754
17,900	Express, Inc.*	87,173
14,800	Flexsteel Industries, Inc.	294,816
8,000	Funko, Inc., Class A*	137,280
5,300	Genesco, Inc.*	253,976
11,000	Habit Restaurants, Inc. (The), Class A*	114,730
28,630	Haverty Furniture Cos., Inc.	577,181
10,400	hhgregg, Inc.*	23
4,000	Hibbett Sports, Inc.*	112,160
18,700	Hooker Furniture Corp.	480,403
33,200	J Alexander’s Holdings, Inc.*	317,392
39,300	J. Jill, Inc.	44,409
10,820	Johnson Outdoors, Inc., Class A	829,894
37,100	K12, Inc.*	754,985
23,500	Kid Brands, Inc.*	35
45,700	Lakeland Industries, Inc.*	493,560
10,700	Lands’ End, Inc.*	179,760
95,270	Lazare Kaplan International, Inc.(a),(b),(c)	0
7,900	La-Z-Boy, Inc.	248,692
7,500	Legacy Housing Corp.*	124,800
13,200	Lifetime Brands, Inc.	91,740
18,200	M/I Homes, Inc.*	716,170
31,270	MarineMax, Inc.*	521,896
7,500	McRae Industries, Inc., Class A	181,875
2,285	Mecklermedia Corp.(a),(b),(c)	0
21,300	Mestek, Inc.*	660,300
9,600	Modine Manufacturing Co.*	73,920
18,500	Movado Group, Inc.	402,190
1,500	Nathan’s Famous, Inc.	106,320
8,200	Nautilus, Inc.*	14,350
42,100	New Home Co., Inc. (The)*	196,186
10,300	Nobility Homes, Inc.	247,200
41,000	Orleans Homebuilders, Inc.(a),(b),(c)	0
6,400	RCI Hospitality Holdings, Inc.	131,200
28,400	Red Lion Hotels Corp.*	105,932
27,500	Rocky Brands, Inc.	809,325
35,000	Shiloh Industries, Inc.*	124,600
13,300	Sonic Automotive, Inc., Class A	412,300
13,800	Standard Motor Products, Inc.	734,436
2,100	Stoneridge, Inc.*	61,572
14,600	Strattec Security Corp.	324,266
40,939	Superior Group of Cos, Inc.	554,314
32,500	Superior Industries International, Inc.	119,925
49,300	Tilly’s, Inc., Class A	603,925
8,060	TravelCenters of America, Inc.*	138,229
13,600	Tupperware Brands Corp.	116,688

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2019 (Unaudited)

Shares		Value
25,900	Unifi, Inc.*	$654,234
30,000	Universal Travel Group(a),(b),(c)	0
10,500	Vera Bradley, Inc.*	123,900
11,600	VOXX International Corp.*	50,808
3,200	Vulcan International Corp.*	432,000
1,397	Walking Co. Holdings, Inc. (The)(a),(b),(c)	0
11,000	Weyco Group, Inc.	290,950
30,800	William Lyon Homes, Class A*	615,384
14,900	ZAGG, Inc.*	120,839
22,500	Zovio, Inc.*	46,350

		22,269,690

Consumer Staples — 3.09%
3,500	Alico, Inc.	125,405
7,350	Andersons, Inc. (The)	185,808
17,515	Central Garden and Pet Co.*	544,191
8,300	elf Beauty, Inc.*	133,879
36	Hawaiian Macadamia Nut Orchards L.P.*	140,328
20,300	Ingles Markets, Inc., Class A	964,453
34,400	Natural Grocers By Vitamin Cottage, Inc.	339,528
19,300	Oil-Dri Corp. of America	699,625
12,990	Pyxus International, Inc.*	116,131
25,140	SpartanNash Co.	357,993
4,300	Village Super Market, Inc., Class A	99,760

		3,707,101

Energy — 3.55%
45,500	Aegean Marine Petroleum Network, Inc.(a),(b),(c)	0
4,146	Amplify Energy Corp.	27,405
13,900	Ardmore Shipping Corp.*	125,795
16	Basic Energy Services, Inc.*	4
5,300	Bonanza Creek Energy, Inc.*	123,702
19,100	California Resources Corp.*	172,473
12,540	Callon Petroleum Co.*	60,568
9,200	CONSOL Energy, Inc.*	133,492
16,700	Contura Energy, Inc.*	151,135
8,200	Dorian LPG Ltd.*	126,936
3,720	Era Group, Inc.*	37,833
23,000	Evolution Petroleum Corp.	125,810
18,500	Falcon Minerals Corp.	130,610
7,500	Global Partners LP	151,200
12,600	Goodrich Petroleum Corp.*	126,504
2,950	Harvest Natural Resources, Inc.(a),(b),(c)	0
8,200	Hornbeck Offshore Services, Inc.*	862
23,000	Montage Resources Corp.*	182,620
1,200	NACCO Industries, Inc., Class A	56,196
13,128	Natural Gas Services Group, Inc.*	160,949
13,100	Newpark Resources, Inc.*	82,137
63,600	North American Construction Group Ltd.	770,832

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2019 (Unaudited)

Shares		Value
14,900	Panhandle Oil and Gas, Inc., Class A	$167,029
4,700	Penn Virginia Corp.*	142,645
8,110	REX American Resources Corp.*	664,696
1,230	Sanchez Production Partners L.P.	371
131	SilverBow Resources, Inc.*	1,297
15,400	Solaris Oilfield Infrastructure, Inc., Class A	215,600
2,200	Teekay Tankers Ltd., Class A*	52,734
18,880	W&T Offshore, Inc.*	104,973
21,700	Whiting Petroleum Corp.*	159,278

		4,255,686

Financials — 31.87%
39,150	Affirmative Insurance Holdings, Inc.(a),(b),(c)	0
44,850	AG Mortgage Investment Trust, Inc., REIT	691,587
3,100	American National Bankshares, Inc.	122,667
7,900	American River Bankshares	117,473
4,200	Ames National Corp.	117,852
30,700	Anworth Mortgage Asset Corp., REIT	108,064
5,968	Apollo Commercial Real Estate Finance, Inc., REIT	109,155
67,096	Arbor Realty Trust, Inc., REIT	962,828
49,900	Ares Commercial Real Estate Corp., REIT	790,416
2,200	Arlington Asset Investment Corp. ERIT, Class A	12,254
101	Ashford, Inc.*	2,384
6,200	Atlantic Capital Bancshares, Inc.*	113,770
31,700	Banc of California, Inc.	544,606
12,400	Banco Latinoamericano de Comercio Exterior SA, Class E	265,112
25,400	Bancorp, Inc. (The)*	329,438
1,700	Bank First Corp.	119,017
4,100	Bankwell Financial Group, Inc.	118,244
4,928	Banner Corp.	278,876
4,500	Bar Harbor Bankshares	114,255
5,300	Baycom Corp.*	120,522
100,000	Beverly Hills Bancorp, Inc.*,(b),(c)	0
15,000	Blucora, Inc.*	392,100
6,300	Blue Capital Reinsurance Holdings Ltd.	43,218
9,200	Bridgewater Bancshares, Inc.*	126,776
33,600	California First National Bancorp	559,440
1,500	Cambridge Bancorp	120,225
4,000	Capital City Bank Group, Inc.	122,000
38,000	Capitol Bancorp Ltd.(a),(b),(c)	0
6,900	Capstar Financial Holdings, Inc.	114,885
5,700	Central Valley Community Bancorp	123,519
1,300	Century Bancorp, Inc., Class A	116,948
39,900	Cherry Hill Mortgage Investment Corp., REIT	582,141
4,400	Citizens & Northern Corp.	124,300
71,550	Citizens, Inc.*	482,962
5,400	Civista Bancshares, Inc.	129,600
3,700	CNB Financial Corp.	120,916

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2019 (Unaudited)

Shares		Value
101,200	Consumer Portfolio Services, Inc.*	$341,044
2,189	Cowen Inc., Class A*	34,477
800	Diamond Hill Investment Group, Inc.	112,368
15,777	Donegal Group, Inc., Class A	233,815
3,944	Donegal Group, Inc., Class B	47,565
11,900	Donnelley Financial Solutions, Inc.*	124,593
12,446	Dynex Capital, Inc., REIT	210,835
33,400	Ellington Residential Mortgage, REIT	362,390
41,100	Enova International, Inc.*	988,866
3,900	Entegra Financial Corp.*	117,624
3,800	Enterprise Bancorp, Inc.	128,706
4,100	Equity Bancshares, Inc., Class A*	126,567
4,800	Esquire Financial Holdings, Inc.*	125,136
6,800	ESSA Bancorp, Inc.	115,260
6,900	Exantas Capital Corp., REIT	81,489
7,700	Farmers National Banc Corp.	125,664
15,300	Federal Agricultural Mortgage Corp., Class C	1,277,550
52,832	FedNat Holding Co.	878,596
4,200	First Bancorp, Inc.	126,966
4,800	First Business Financial Services, Inc.	126,384
1,800	First Capital, Inc.	131,400
5,100	First Choice Bancorp	137,496
3,800	First Community Bankshares, Inc.	117,876
35,504	First Defiance Financial Corp.	1,118,021
9,400	First Financial Corp.	429,768
5,200	First Internet Bancorp	123,292
6,700	First Merchants Corp.	278,653
38,000	First Place Financial Corp.(a),(b),(c)	0
360	Flagstar Bancorp, Inc.	13,770
19,500	Franklin Financial Network, Inc.	669,435
2,000	FS Bancorp, Inc.	127,580
6,900	FVCBankcorp, Inc.*	120,543
31,120	GAIN Capital Holdings, Inc.	122,924
32,200	Great Ajax Corp., REIT	476,882
1,426	Great Western Bancorp, Inc.	49,539
3,600	Guaranty Bancshares, Inc.	118,368
6,200	Hallmark Financial Services, Inc.*	108,934
15,900	HCI Group, Inc.	725,835
29,270	Heritage Insurance Holdings, Inc.	387,827
1,458	Hilltop Holdings, Inc.	36,348
600	Hingham Institution for Savings	126,120
3,100	Home Bancorp, Inc.	121,489
6,040	HomeTrust Bancshares, Inc.	162,053
1,200	Houlihan Lokey, Inc.	58,644
30,722	Independence Holding Co.	1,292,782
5,300	Independent Bank Corp.	120,045
1,695	Independent Bank Group, Inc.	93,971
4,900	Investar Holding Corp.	117,600
4,934	Investors Title Co.	785,493

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2019 (Unaudited)

Shares		Value
41,600	JMP Group, Inc.	$134,368
16,500	Kansas City Life Insurance Co.	553,575
6,400	LCNB Corp.	123,520
11,000	Macatawa Bank Corp.	122,430
5,100	Malvern Bancorp, Inc.*	117,759
69,200	Manning & Napier, Inc.	120,408
28,890	Marlin Business Services Corp.	635,002
13,000	Medley Management, Inc., Class A	38,480
6,500	Merchants Bancorp	128,115
5,700	Metropolitan Bank Holding Corp.*	274,911
27,300	MutualFirst Financial, Inc.	1,082,991
5,500	MVB Financial Corp.	137,060
2,600	National Bankshares, Inc.	116,818
2,500	National Security Group, Inc. (The)	37,275
2,600	National Western Life Group, Inc., Class A	756,288
11,567	Nicholas Financial, Inc.*	95,312
1,915	OceanFirst Financial Corp.	48,909
44,500	OFG Bancorp.	1,050,645
9,400	Old Second Bancorp, Inc.	126,618
11,400	Oppenheimer Holdings, Inc., Class A	313,272
6,200	Orchid Island Capital, Inc., REIT	36,270
7,900	Pacific Mercantile Bancorp*	64,148
5,000	Parke Bancorp, Inc.	126,950
5,700	PCSB Financial Corp.	115,425
20,800	PennyMac Financial Services, Inc.	708,032
21,000	Peoples Bancorp, Inc.	727,860
2,400	Peoples Financial Services Corp.	120,840
7,300	Piper Jaffray Cos.	583,562
6,600	Premier Financial Bancorp, Inc.	119,724
17,400	Protective Insurance Corp., Class B	279,966
15,900	Provident Financial Holdings, Inc.	348,210
5,900	RBB Bancorp	124,903
15,043	Ready Capital Corp., REIT	231,963
30,100	Regional Management Corp.*	903,903
3,050	S&T Bancorp, Inc.	122,884
8,500	Safety Insurance Group, Inc.	786,505
5,100	SB One Bancorp	127,092
7,100	Shore Bancshares, Inc.	123,256
4,400	Sierra Bancorp	128,128
7,400	Silvergate Capital Corp., Class A*	117,734
7,126	Simmons First National Corp., Class A	190,906
5,200	SmartFinancial, Inc.	122,980
6,200	South Plains Financial, Inc.	129,394
638	South State Corp.	55,346
2,700	Southern First Bancshares, Inc.*	114,723
3,200	Southern Missouri Bancorp, Inc.	122,752
7,500	Southern National Bancorp of Virginia, Inc.	122,625
5,300	Spirit of Texas Bancshares, Inc.*	121,900

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2019 (Unaudited)

Shares		Value
11,900	Sterling Bancorp, Inc.	$96,390
10,600	Stewart Information Services Corp.	432,374
3,800	Territorial Bancorp, Inc.	117,572
4,100	Timberland Bancorp, Inc.	121,934
3,200	Unico American Corp.*	20,160
80,216	United Community Financial Corp.	935,319
19,000	United Western Bancorp, Inc.(a),(b),(c)	0
13,630	Walker & Dunlop, Inc.	881,588
6,300	Waterstone Financial, Inc.	119,889
4,800	West Bancorporation, Inc.	123,024
23,241	Western Asset Mortgage Capital Corp., REIT	240,080
5,200	Westwood Holdings Group, Inc.	154,024
16,800	Winthrop Realty Trust REIT(b),(c)	12,600

		38,202,824

Health Care — 1.59%
30,600	Adeptus Health, Inc., Class A(a),(b),(c)	0
11,000	American Shared Hospital Services*	26,840
17,900	AngioDynamics, Inc.*	286,579
4,300	Computer Programs & Systems, Inc.	113,520
3,000	Cross Country Healthcare, Inc.*	34,860
12,550	CryoLife, Inc.*	339,980
5,300	Kewaunee Scientific Corp.	71,285
15,000	MedCath Corp.(a),(b),(c)	0
13,300	Meridian Bioscience, Inc.	129,941
42,660	Option Care Health, Inc.*	159,122
14,800	OraSure Technologies, Inc.*	118,844
33,950	Triple-S Management Corp., Class B*	627,735

		1,908,706

Industrials — 20.23%
5,400	Acme United Corp.	128,466
3,000	Aegion Corp.*	67,110
8,000	Alamo Group, Inc.	1,004,400
4,383	Allied Motion Technologies, Inc.	212,576
56,600	Ameresco, Inc., Class A*	990,500
8,100	AMREP Corp.*	48,438
66,000	Arc Document Solutions, Inc.*	91,740
2,300	Argan, Inc.	92,322
8,900	BlueLinx Holdings, Inc.*	126,825
29,500	CAI International, Inc.*	854,910
34,400	CBIZ, Inc.*	927,424
8,774	CECO Environmental Corp.*	67,209
50,680	Celadon Group, Inc.*	735
10,678	Cenveo, Inc.(a),(b),(c)	0
2,400	Chicago Rivet & Machine Co.	61,913
660	Comfort Systems USA, Inc.	32,901
16,500	Commercial Vehicle Group, Inc.*	104,775
28,878	Compx International, Inc.	421,330

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2019 (Unaudited)

Shares		Value
40,000	Costamare, Inc.	$381,200
8,800	Covenant Transportation Group, Inc., Class A*	113,740
16,500	CPI Aerostructures, Inc.*	111,045
2,300	CRA International, Inc.	125,281
900	Douglas Dynamics, Inc.	49,500
27,300	Ducommun, Inc.*	1,379,469
2	Eagle Bulk Shipping, Inc.*	9
13,100	Eastern Co. (The)	399,943
4,780	Ecology and Environment, Inc., Class A	74,090
12,100	Encore Wire Corp.	694,540
38,340	Ennis, Inc.	830,061
1,300	EnPro Industries, Inc.	86,944
18,400	Espey Manufacturing & Electronics Corp.	397,440
11,200	Federal Signal Corp.	361,200
19,900	Fly Leasing Ltd., ADR*	390,040
22,300	Foundation Building Materials, Inc.*	431,505
414	Genco Shipping & Trading Ltd.	4,397
6,780	Gibraltar Industries, Inc.*	341,983
5,580	Golden Ocean Group Ltd.	32,420
19,460	GP Strategies Corp.*	257,456
15,100	Graham Corp.	330,388
10,610	Greenbrier Cos., Inc. (The)	344,082
33,200	Griffon Corp.	674,956
3,400	Hurco Cos., Inc.	130,424
5,500	Insteel Industries, Inc.	118,195
1,930	Kadant, Inc.	203,306
1,100	Kimball International, Inc., Class B	22,737
1,808	Kratos Defense & Security Solutions, Inc.*	32,562
16,200	LS Starrett Co. (The), Class A*	92,664
10,200	LSC Communications, Inc.	2,101
44,250	LSI Industries, Inc.	267,712
21,200	Lydall, Inc.*	435,024
35,120	Marten Transport Ltd.	754,729
16,700	Mesa Air Group, Inc.*	149,298
28,099	Miller Industries, Inc.	1,043,316
16,000	Mistras Group, Inc.*	228,320
3,900	National Presto Industries, Inc.	344,721
14,600	NN, Inc.	135,050
3,500	Northwest Pipe Co.*	116,585
8,800	Orion Group Holdings, Inc.*	45,672
2,000	PAM Transportation Services, Inc.*	115,420
2	Paragon Shipping, Inc., Class A*	0
33,100	Park Aerospace Corp.	538,537
3,700	Park-Ohio Holdings Corp.	124,505
13,505	Patrick Industries, Inc.	708,067
1,700	Preformed Line Products Co.	102,595
12,500	Quad/Graphics, Inc.	58,375
13,600	Quanex Building Products Corp.	232,288

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2019 (Unaudited)

Shares		Value
23,000	Radiant Logistics, Inc.*	$128,110
25,000	RCM Technologies, Inc.*	75,000
7,800	Resources Connection, Inc.	127,374
14,400	Rush Enterprises, Inc., Class A	669,600
22,000	Safe Bulkers, Inc.*	37,400
3,200	Standex International Corp.	253,920
8,300	Sterling Construction Co., Inc.*	116,864
2,182	Team, Inc.*	34,847
26,400	Textainer Group Holdings Ltd.*	282,744
6,500	Titan Machinery, Inc.*	96,070
11,500	Twin Disc, Inc.*	126,730
7,400	USA Truck, Inc.*	55,130
15,300	Vectrus, Inc.*	784,278
5,900	Viad Corp.	398,250
8,600	Volt Information Sciences, Inc.*	21,328
3,000	VSE Corp.	114,120
7,700	Willdan Group, Inc.*	244,706
27,634	Willis Lease Finance Corp.*	1,627,919

		24,241,856

Information Technology — 7.43%
15,138	Alithya Group, Inc., Class A*	42,689
7,300	Bel Fuse, Inc., Class B	149,650
9,200	Clearfield, Inc.*	128,248
38,600	CMTSU Liquidation, Inc.*	37
25,400	CTS Corp.	762,254
6,900	CyberOptics Corp.*	126,822
25,600	Digi International, Inc.*	453,632
3,840	ePlus, Inc.*	323,673
40,800	Everi Holdings, Inc.*	547,944
2,100	Fabrinet*	136,164
10,200	Insight Enterprises, Inc.*	716,958
13,000	JinkoSolar Holding Co. Ltd., ADR*	292,370
4,800	Kemet Corp.	129,840
26,100	Kimball Electronics, Inc.*	458,055
8,600	LGL Group, Inc. (The)*	129,000
9,200	Magal Security Systems Ltd.*	34,500
17,800	Methode Electronics, Inc.	700,430
9,883	Onto Innovation, Inc.*	361,125
17,615	Optical Cable Corp.*	57,249
27,000	PC Connection, Inc.	1,340,820
28,700	Perceptron, Inc.*	157,850
31,730	Photronics, Inc.*	500,065
5,300	Richardson Electronics Ltd.	29,839
60,100	Sigmatron International, Inc.*	242,203
4,269	Sykes Enterprises, Inc.*	157,910

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2019 (Unaudited)

Shares		Value
25,600	TESSCO Technologies, Inc.	$287,232
18,600	Vishay Precision Group, Inc.*	632,400

		8,898,959

Materials — 3.92%
43,290	American Vanguard Corp.	842,856
37,000	Blue Earth Refineries, Inc.(a),(b),(c)	0
4,229	Centerra Gold, Inc.*	33,578
1,308	China Green Agriculture, Inc.*	3,676
8,200	Clearwater Paper Corp.*	175,152
8,400	Friedman Industries, Inc.	50,568
40,990	FutureFuel Corp.	507,866
4,300	Hawkins, Inc.	196,983
3,200	Haynes International, Inc.	114,496
2,600	Innospec, Inc.	268,944
9,500	Materion Corp.	564,775
16,100	Olympic Steel, Inc.	288,512
16,500	Rayonier Advanced Materials, Inc.	63,360
4,900	Ryerson Holding Corp.*	57,967
1,100	Stepan Co.	112,684
15,000	Tecnoglass, Inc.	123,750
47,800	Trecora Resources*	341,770
24,900	Tredegar Corp.	556,515
2,600	UFP Technologies, Inc.*	128,986
7,800	Universal Stainless & Alloy Products, Inc.*	116,220
3,470	US Concrete, Inc.*	144,560

		4,693,218

Real Estate — 3.93%
10,800	Braemar Hotels & Resorts, Inc., REIT	96,444
37,100	Cedar Realty Trust, Inc., REIT	109,445
1	CIM Commercial Trust Corp., REIT	14
4,600	Community Healthcare Trust, Inc., REIT	197,156
1,800	Consolidated-Tomoka Land Co.	108,576
7,300	CorEnergy Infrastructure Trust, Inc., REIT	326,383
18,200	Farmland Partners, Inc., REIT	123,396
921	Forestar Group, Inc.*	19,203
2,300	FRP Holdings, Inc.*	114,563
11,342	Getty Realty Corp., REIT	372,812
8,800	Global Medical REIT, Inc.	116,424
12,900	Jernigan Capital, Inc., REIT	246,906
17,880	Monmouth Real Estate Investment Corp., REIT	258,902
33,900	One Liberty Properties, Inc., REIT	921,741
3,800	Rafael Holdings, Inc., Class B*	67,792
8,100	RE/MAX Holdings, Inc., Class A	311,769
17,400	RPT Realty, REIT	261,696
2,900	UMH Properties, Inc., REIT	45,617

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2019 (Unaudited)

Shares		Value
8,000	Urstadt Biddle Properties, Inc., REIT, Class A	$198,720
59,400	Whitestone, REIT	809,028

		4,706,587

Utilities — 2.69%
3,200	Artesian Resources Corp., Class A	119,072
508	California Water Service Group	26,192
6,385	Chesapeake Utilities Corp.*	611,875
11,100	Middlesex Water Co.	705,627
8,100	SJW Corp.	575,586
19,226	Unitil Corp.	1,188,551

		3,226,903

Total Common Stocks		119,433,717

(Cost $93,497,888)

Exchange Traded Funds — 0.11%
1,350	iShares Russell Microcap Index Fund	134,312

Total Exchange Traded Funds		134,312

(Cost $111,030)

Rights/Warrants — 0.00%
444	Basic Energy Services, Inc., Warrants, Expire 3/31/17*	1
724	Eagle Bulk Shipping, Inc., Warrants, Expire 10/15/14*	3
992	Genco Shipping & Trading Ltd., Warrants, Expire 7/11/14*	149
6,100	Media General, Inc. Rights, Expire 12/31/19*,(b),(c)	0
2,627	PHI Group, Inc., Warrants, Expire 9/4/22*,(b),(c)	0
703	SilverBow Resources, Inc., Warrants, Expire 12/31/49*	14

Total Rights/Warrants		167

(Cost $73,488)

Principal Amount
Corporate Bonds — 0.00%
Financial — 0.00%
$1,947	Trenwick America Corp., 0.00%, (a),(b),(c)	0
1,302	Trenwick America Corp., 0.00%, (a),(b),(c)	0

		0

Total Corporate Bonds		0

(Cost $0)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2019 (Unaudited)

Shares		Value
Investment Company — 0.20%
243,111	U.S. Government Money Market Fund, RBC Institutional Class 1(d)	$243,111

Total Investment Company		243,111

(Cost $243,111)

Total Investments		$119,811,307
(Cost $93,925,517) — 99.96%

Other assets in excess of liabilities — 0.04%		51,370

NET ASSETS — 100.00%		$119,862,677

*	Non-income producing security.
(a)	Security delisted or issuer in bankruptcy.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliated investment.

Abbreviations used are defined below:

ADR - American Depositary Receipt

FOR - Foreign Ownership Receipt

REIT - Real Estate Investment Trust